Risk management activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 03, 2021	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fixed income securities	$ 0	$ 731
Assets	365,873	377,348
Cash	44,087	43,901
Other assets	19,226	25,314
Cash and cash equivalents	49,805	44,106		$ 54,748
Proprietary investments	6,133	9,475
Co-investment commitments	7,700	4,600
Co-investment commitments	68,765	$ 82,467
Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	$ 120,000		$ 70,000
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,100	$ 5,200
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,100	$ 4,800
Assets	59,100	74,100
Cash	13,000	12,200
Accounts receivable	6,000	8,100
Other assets	3,400	1,500
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	49,800	44,100
Proprietary investments	26,000	35,100
Liquidity risk | Lending
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 7,700	$ 4,600
Liquidity risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk Exposure Associated With Financial Instruments, Proprietary Investments, Percentage	14.00%	12.00%
Liquidity risk | Current investments
Disclosure of detailed information about financial instruments [line items]
Risk Exposure Associated With Financial Instruments, Proprietary Investments, Percentage	32.00%	38.00%
Liquidity risk | Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	$ 120,000